TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13:-	TAXES ON INCOME

a.	Corporate tax rates:

The Israeli corporate tax rate was 26.5% in 2015 and 2014 and 25% in 2013. A company in Israel is taxable on its real (non-inflationary) capital gains at the corporate tax rate of 26.5% in the year of sale.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2015	2014	2013

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	34%	34%
Germany	16%	-	-

b.	Tax assessments:

The Company has final tax assessments through the tax year 2011.

c.	Deferred tax assets and liabilities:

Deferred tax assets and liabilities mainly derive from the acquisitions of commercial buildings in Switzerland. The deferred taxes are computed at the average tax rate of 24%, based on the corporate income tax in Switzerland, which is the tax rate that will be in effect when the differences are expected to reverse.

	December 31,
	2015	2014
Deferred tax assets:
NOLs	$28,417	$29,809
Lease provision	1,539	1,567
Swap instrument	-	129
Mortgage loan	210	216
Reserves and allowances	-	92

Deferred tax assets	30,166	31,813

Dferred tax liabilities:
Land	(5,327)	(5,336)
Building	(10,504)	(10,667)
Other assets, net	(96)	(146)
Reserves and allowances	(163)	-

Deferred tax liabilities	(16,090)	(16,149)

Valuation allowance	(28,254)	(29,901)

Deferred tax liabilities, net	$(14,178)	$(14,237)

d.	Net operating losses carry-forward:

Through December 31, 2015, Optibase Ltd. had net operating losses carry-forward for tax purposes in Israel of approximately $ 61 million which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2015, Optibase Inc. had U.S. federal net operating loss carry-forward of approximately $ 32 million that can be carried forward and offset against taxable income for 20 years, no later than 2033. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S deferred tax assets.

e.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2015	2014	2013

Income before taxes as reported	$2,811	$7,133	$5,314

Theoretical tax benefit computed at the statutory rate (26.5% and 25% for the years 2015, 2014 and 2013, respectively)	$745	$1,890	$1,329
Differences in tax rates on income deriving from foreign subsidiaries	5	14	(170)
Tax adjustments in respect of currency translation	42	121	(203)
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	463	-	223
Realization of carry forward losses	-	(769)	-
Taxes for previous years	45	-	-
Other non-deductible expenses	309	246	339

Income tax expense	$1,609	$1,502	$1,518

f.	Income (loss) before taxes on income consists of the following:

	Year ended December 31,
	2015	2014	2013

Domestic	$1,218	$(1,000)	$328
Foreign	1,593	8,133	4,986

	$2,811	$7,133	$5,314

g.	Income tax expenses are comprised as follows:

	Year ended December 31,
	2015	2014	2013

Current	$1,648	$1,489	$1,397
Deferred	(39)	13	121

	$1,609	$1,502	$1,518

Domestic	$-	$-	$-
Foreign	1,609	1,502	1,518

	$1,609	$1,502	$1,518

h.	As of December 31, 2015 and 2014 the Company has no liability for unrecognized income tax benefits, and there was no change in its liability for unrecognized income tax benefits during all years presented.